Summary of Activity for Unvested Restricted Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested restricted shares at beginning of year	80,471
Restricted shares vested	(38,113)
Unvested restricted shares at end of year	42,358	80,471
Unvested restricted shares at beginning of year, Weighted Average Grant Date Fair Value	$ 11.30
Restricted shares vested, Weighted Average Grant Date Fair Value	11.30
Unvested restricted shares at end of year, Weighted Average Grant Date Fair Value	$ 11.30	$ 11.30
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 511	$ 592	$ 363
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 127
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	5 months